Stock Incentive Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted for term, years	10 years
Date shares become exercisable	1 year
Shares transferred to employee term, years	3 years
Weighted average grant date fair value of stock options granted	$ 17.35	$ 15.61	$ 18.01
Total stock compensation cost	$ 8.1	$ 8.3	$ 7.7
Total compensation cost related to non-vested awards	5.9
Weighted average period over which cost is expected to be recognized	2 years
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common shares that may be issued for awards	9,585,055
Number of common shares that have been issued for awards	5,945,064
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	4.4	4.3	3.3
Aggregate intrinsic value	21.0
Weighted average grant date fair value of restricted stock unit granted	$ 88.54	$ 64.59	$ 61.58
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	19.2
Closing price per share	$ 106.12
Aggregate intrinsic value for stock options exercisable	$ 17.1